Item 1. Schedule of Investments:
--------------------------------

Putnam Growth Opportunities Fund

QUARTERLY PORTFOLIO HOLDINGS

10-31-04


Putnam Growth Opportunities Fund

The fund's portfolio
October 31, 2004 (Unaudited)

Common stocks (100.0%) (a)
-----------------------------------------------------------------------------------------------------------
Number of shares                                                                                      Value
-----------------------------------------------------------------------------------------------------------
Aerospace and Defense (3.9%)
-----------------------------------------------------------------------------------------------------------
        293,900  Boeing Co. (The)                                                               $14,665,610
        335,200  United Technologies Corp.                                                       31,113,264
                                                                                              -------------
                                                                                                 45,778,874

Banking (1.4%)
-----------------------------------------------------------------------------------------------------------
         50,300  State Street Corp. (S)                                                           2,266,015
        117,400  U.S. Bancorp                                                                     3,358,814
        187,600  Wells Fargo & Co.                                                               11,203,472
                                                                                              -------------
                                                                                                 16,828,301

Beverage (2.1%)
-----------------------------------------------------------------------------------------------------------
        133,400  Pepsi Bottling Group, Inc. (The)                                                 3,740,536
        423,200  PepsiCo, Inc.                                                                   20,982,256
                                                                                              -------------
                                                                                                 24,722,792

Biotechnology (2.9%)
-----------------------------------------------------------------------------------------------------------
        340,300  Amgen, Inc. (NON)                                                               19,329,040
        106,700  Genentech, Inc. (NON)                                                            4,858,051
        307,200  Gilead Sciences, Inc. (NON)                                                     10,638,336
                                                                                              -------------
                                                                                                 34,825,427

Commercial and Consumer Services (2.2%)
-----------------------------------------------------------------------------------------------------------
        132,600  eBay, Inc. (NON) (S)                                                            12,943,086
        355,600  Yahoo!, Inc. (NON)                                                              12,869,164
                                                                                              -------------
                                                                                                 25,812,250

Communications Equipment (7.3%)
-----------------------------------------------------------------------------------------------------------
      2,442,900  Cisco Systems, Inc. (NON)                                                       46,928,109
        940,500  Qualcomm, Inc.                                                                  39,322,305
                                                                                              -------------
                                                                                                 86,250,414

Computers (2.4%)
-----------------------------------------------------------------------------------------------------------
        441,100  Dell, Inc. (NON)                                                                15,464,966
        524,500  EMC Corp. (NON) (S)                                                              6,750,315
        364,600  Hewlett-Packard Co.                                                              6,803,436
                                                                                              -------------
                                                                                                 29,018,717

Conglomerates (3.6%)
-----------------------------------------------------------------------------------------------------------
        337,600  Danaher Corp. (S)                                                               18,611,888
        706,700  General Electric Co.                                                            24,112,604
                                                                                              -------------
                                                                                                 42,724,492

Consumer Finance (2.8%)
-----------------------------------------------------------------------------------------------------------
        232,000  Capital One Financial Corp. (S)                                                 17,112,320
        156,000  Countrywide Financial Corp.                                                      4,981,080
        429,900  MBNA Corp.                                                                      11,018,337
                                                                                              -------------
                                                                                                 33,111,737

Consumer Goods (5.2%)
-----------------------------------------------------------------------------------------------------------
        468,900  Avon Products, Inc.                                                             18,544,995
        241,500  Gillette Co. (The)                                                              10,017,420
        655,000  Procter & Gamble Co.                                                            33,522,900
                                                                                              -------------
                                                                                                 62,085,315

Electronics (4.7%)
-----------------------------------------------------------------------------------------------------------
      1,815,400  Intel Corp.                                                                     40,410,804
        921,600  Motorola, Inc.                                                                  15,906,816
                                                                                              -------------
                                                                                                 56,317,620

Financial (3.3%)
-----------------------------------------------------------------------------------------------------------
        284,600  Citigroup, Inc.                                                                 12,627,702
        371,200  Fannie Mae                                                                      26,039,680
                                                                                              -------------
                                                                                                 38,667,382

Gaming & Lottery (0.6%)
-----------------------------------------------------------------------------------------------------------
        124,500  Harrah's Entertainment, Inc. (S)                                                 7,285,740

Health Care Services (3.9%)
-----------------------------------------------------------------------------------------------------------
         46,400  Express Scripts, Inc. (NON) (S)                                                  2,969,600
         76,300  Quest Diagnostics, Inc.                                                          6,679,302
        513,300  UnitedHealth Group, Inc.                                                        37,162,920
                                                                                              -------------
                                                                                                 46,811,822

Industrial (1.1%)
-----------------------------------------------------------------------------------------------------------
        173,600  3M Co.                                                                          13,466,152

Insurance (0.5%)
-----------------------------------------------------------------------------------------------------------
         66,300  Progressive Corp. (The)                                                          6,202,365

Medical Technology (2.4%)
-----------------------------------------------------------------------------------------------------------
        284,900  Medtronic, Inc.                                                                 14,561,239
        179,100  St. Jude Medical, Inc. (NON)                                                    13,713,687
                                                                                              -------------
                                                                                                 28,274,926

Oil & Gas (3.1%)
-----------------------------------------------------------------------------------------------------------
        163,300  Anadarko Petroleum Corp.                                                        11,014,585
        508,100  Apache Corp.                                                                    25,760,670
                                                                                              -------------
                                                                                                 36,775,255

Pharmaceuticals (15.5%)
-----------------------------------------------------------------------------------------------------------
        608,700  Abbott Laboratories                                                             25,948,881
      1,040,700  Johnson & Johnson                                                               60,756,066
      2,448,600  Pfizer, Inc.                                                                    70,886,970
        650,500  Wyeth                                                                           25,792,325
                                                                                              -------------
                                                                                                183,384,242

Retail (15.5%)
-----------------------------------------------------------------------------------------------------------
        117,600  Best Buy Co., Inc. (S)                                                           6,964,272
        552,900  Costco Wholesale Corp. (S)                                                      26,506,026
        764,100  Home Depot, Inc. (The)                                                          31,389,228
        149,000  Kohl's Corp. (NON) (S)                                                           7,563,240
        523,700  Lowe's Cos., Inc.                                                               29,473,836
        654,700  Staples, Inc.                                                                   19,470,778
        160,100  Target Corp.                                                                     8,008,202
        329,900  TJX Cos., Inc. (The) (S)                                                         7,911,002
        861,300  Wal-Mart Stores, Inc.                                                           46,441,296
                                                                                              -------------
                                                                                                183,727,880

Shipping (0.5%)
-----------------------------------------------------------------------------------------------------------
         67,000  FedEx Corp.                                                                      6,105,040

Software (11.7%)
-----------------------------------------------------------------------------------------------------------
        706,400  Adobe Systems, Inc. (S)                                                         39,579,592
      2,529,600  Microsoft Corp.                                                                 70,803,504
      1,397,900  Oracle Corp. (NON)                                                              17,697,414
        182,900  Symantec Corp. (NON)                                                            10,414,326
                                                                                              -------------
                                                                                                138,494,836

Textiles (1.8%)
-----------------------------------------------------------------------------------------------------------
        258,700  Nike, Inc. Class B                                                              21,034,897

Tobacco (1.6%)
-----------------------------------------------------------------------------------------------------------
        401,400  Altria Group, Inc.                                                              19,451,844
                                                                                              -------------
                 Total Common stocks  (cost $1,147,614,819)                                  $1,187,158,320

Short-term investments (5.5%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
    $12,343,694  Putnam Prime Money Market Fund (e)                                             $12,343,694
     52,721,653  Short-term investments held as
                 collateral for loaned securities with
                 yields ranging from 1.75% to 2.03% and
                 due dates ranging from November 1, 2004
                 to December 6, 2004 (d)                                                         52,704,065
                                                                                              -------------
                 Total Short-term investments  (cost $65,047,759)                               $65,047,759
-----------------------------------------------------------------------------------------------------------
                 Total Investments (cost $1,212,662,578) (b)                                 $1,252,206,079
-----------------------------------------------------------------------------------------------------------


      NOTES

  (a) Percentages indicated are based on net assets of $1,186,860,359.

  (b) The aggregate identified cost on a tax basis is $1,213,731,877, resulting in gross unrealized appreciation and depreciation of $107,277,108 and $68,802,906, respectively, or net unrealized appreciation of $38,474,202.

(NON) Non-income-producing security.

  (S) Securities on loan, in part or in entirety, at October 31, 2004.

  (d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund's agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At October 31, 2004, the value of securities loaned amounted to $51,215,266. The fund received cash collateral of $52,704,065 which is pooled with collateral of other Putnam funds into 23 issuers of high grade short-term investments.

  (e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $27,214 for the period ended October 31, 2004.

      Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported-- as in the case of some securities traded over-the-counter-- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

      Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

      Other investments, including restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

      For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:
--------------------------------

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:
Not applicable

Item 3. Exhibits:
------------------

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):            /s/ Michael T. Healy
                                     --------------------------
                                     Michael T. Healy
                                     Principal Accounting Officer
Date: December 28, 2004



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):            /s/ Charles E. Porter
                                     ---------------------------
                                     Charles E. Porter
                                     Principal Executive Officer
Date: December 28, 2004



By (Signature and Title):            /s/ Steven D. Krichmar
                                     ---------------------------
                                     Steven D. Krichmar
                                     Principal Financial Officer
Date: December 28, 2004



Item 1. Schedule of Investments:
--------------------------------

Putnam Research Fund

QUARTERLY PORTFOLIO HOLDINGS

10-31-04


Putnam Research Fund

The fund's portfolio
October 31, 2004 (Unaudited)

Common stocks (99.6%) (a)
-----------------------------------------------------------------------------------------------------------
Number of shares                                                                                      Value
-----------------------------------------------------------------------------------------------------------
Advertising and Marketing Services (0.9%)
-----------------------------------------------------------------------------------------------------------
        145,000  Omnicom Group, Inc.                                                            $11,440,500

Aerospace and Defense (2.7%)
-----------------------------------------------------------------------------------------------------------
        239,300  Boeing Co. (The)                                                                11,941,070
        210,300  Lockheed Martin Corp.                                                           11,585,427
        130,200  United Technologies Corp.                                                       12,085,164
                                                                                              -------------
                                                                                                 35,611,661

Airlines (0.6%)
-----------------------------------------------------------------------------------------------------------
        489,200  Southwest Airlines Co.                                                           7,714,684

Automotive (0.6%)
-----------------------------------------------------------------------------------------------------------
        138,800  Lear Corp.                                                                       7,484,096

Banking (4%)
-----------------------------------------------------------------------------------------------------------
        400,300  Commerce Bancorp, Inc. (S)                                                      23,713,772
        307,200  Fifth Third Bancorp                                                             15,111,168
        285,200  State Street Corp.                                                              12,848,260
                                                                                              -------------
                                                                                                 51,673,200

Basic Materials (0.8%)
-----------------------------------------------------------------------------------------------------------
        199,000  Vulcan Materials Co. (S)                                                         9,906,220

Beverage (3.0%)
-----------------------------------------------------------------------------------------------------------
        561,900  Coca-Cola Co. (The)                                                             22,846,854
        332,300  PepsiCo, Inc.                                                                   16,475,434
                                                                                              -------------
                                                                                                 39,322,288

Biotechnology (1.3%)
-----------------------------------------------------------------------------------------------------------
        223,700  Amgen, Inc. (NON)                                                               12,706,160
         73,300  Genzyme Corp. (NON)                                                              3,846,051
                                                                                              -------------
                                                                                                 16,552,211

Broadcasting (1.2%)
-----------------------------------------------------------------------------------------------------------
        420,700  Viacom, Inc. Class B                                                            15,351,343

Cable Television (0.6%)
-----------------------------------------------------------------------------------------------------------
        226,800  Echostar Communications Corp. Class A
                 (NON)                                                                            7,171,416

Coal (0.7%)
-----------------------------------------------------------------------------------------------------------
        149,500  Peabody Energy Corp.                                                             9,535,110

Commercial and Consumer Services (0.9%)
-----------------------------------------------------------------------------------------------------------
        114,400  eBay, Inc. (NON)                                                                11,166,584

Communications Equipment (2.8%)
-----------------------------------------------------------------------------------------------------------
      1,883,400  Cisco Systems, Inc. (NON)                                                       36,180,114

Computers (1.3%)
-----------------------------------------------------------------------------------------------------------
      1,329,700  EMC Corp. (NON)                                                                 17,113,239

Conglomerates (4.6%)
-----------------------------------------------------------------------------------------------------------
        635,400  General Electric Co.                                                            21,679,848
        156,600  ITT Industries, Inc.                                                            12,706,524
        798,100  Tyco International, Ltd. (Bermuda)                                              24,860,815
                                                                                              -------------
                                                                                                 59,247,187

Construction (0.5%)
-----------------------------------------------------------------------------------------------------------
      3,762,494  Aggregate Industries PLC (United
                 Kingdom)                                                                         6,376,270

Consumer Finance (3.1%)
-----------------------------------------------------------------------------------------------------------
        236,600  Capital One Financial Corp. (S)                                                 17,451,616
        418,500  Countrywide Financial Corp.                                                     13,362,705
        601,400  Providian Financial Corp. (NON)                                                  9,351,770
                                                                                              -------------
                                                                                                 40,166,091

Consumer Goods (1.7%)
-----------------------------------------------------------------------------------------------------------
        164,900  Alberto-Culver Co.                                                               7,397,414
        364,000  Avon Products, Inc.                                                             14,396,200
                                                                                              -------------
                                                                                                 21,793,614

Electric Utilities (3.1%)
-----------------------------------------------------------------------------------------------------------
        292,000  Edison International                                                             8,906,000
        162,000  Entergy Corp.                                                                   10,588,320
        193,100  Exelon Corp.                                                                     7,650,622
        222,600  PG&E Corp. (NON)                                                                 7,132,104
        199,400  Wisconsin Energy Corp. (S)                                                       6,508,416
                                                                                              -------------
                                                                                                 40,785,462

Electronics (3.0%)
-----------------------------------------------------------------------------------------------------------
        289,600  Analog Devices, Inc.                                                            11,659,296
      1,253,000  Intel Corp.                                                                     27,891,780
                                                                                              -------------
                                                                                                 39,551,076

Energy (2.5%)
-----------------------------------------------------------------------------------------------------------
        131,600  Cooper Cameron Corp. (NON)                                                       6,362,860
        188,800  GlobalSantaFe Corp. (Cayman Islands)                                             5,569,600
        183,300  Noble Corp. (Cayman Islands) (NON) (S)                                           8,373,144
        336,500  Pride International, Inc. (NON)                                                  6,218,520
        239,000  Varco International, Inc. (NON)                                                  6,615,520
                                                                                              -------------
                                                                                                 33,139,644

Entertainment (0.2%)
-----------------------------------------------------------------------------------------------------------
         67,000  Dreamworks Animation SKG, Inc. Class A
                 (NON)                                                                            2,616,350

Financial (7.1%)
-----------------------------------------------------------------------------------------------------------
      1,110,300  Citigroup, Inc. (S)                                                             49,264,011
        428,700  Fannie Mae                                                                      30,073,305
        197,800  Freddie Mac                                                                     13,173,480
                                                                                              -------------
                                                                                                 92,510,796

Health Care Services (2.4%)
-----------------------------------------------------------------------------------------------------------
         72,600  AmerisourceBergen Corp.                                                          3,995,904
        427,000  Cardinal Health, Inc. (S)                                                       19,962,250
         60,200  Express Scripts, Inc. Class A (NON)                                              3,852,800
         44,800  Quest Diagnostics, Inc.                                                          3,921,792
                                                                                              -------------
                                                                                                 31,732,746

Homebuilding (1.1%)
-----------------------------------------------------------------------------------------------------------
        323,300  Lennar Corp.                                                                    14,542,034

Insurance (4.0%)
-----------------------------------------------------------------------------------------------------------
        489,400  ACE, Ltd. (Cayman Islands) (S)                                                  18,626,564
        171,900  Hartford Financial Services Group, Inc.
                 (The) (S)                                                                       10,052,712
        209,200  MetLife, Inc.                                                                    8,022,820
        273,700  St. Paul Travelers Cos., Inc. (The)                                              9,294,852
        183,200  Willis Group Holdings, Ltd. (Bermuda)                                            6,586,040
                                                                                              -------------
                                                                                                 52,582,988

Investment Banking/Brokerage (1.8%)
-----------------------------------------------------------------------------------------------------------
        116,400  Lehman Brothers Holdings, Inc.                                                   9,562,260
        277,000  Morgan Stanley                                                                  14,151,930
                                                                                              -------------
                                                                                                 23,714,190

Leisure (0.6%)
-----------------------------------------------------------------------------------------------------------
        130,400  Harley-Davidson, Inc.                                                            7,507,128

Lodging/Tourism (2.0%)
-----------------------------------------------------------------------------------------------------------
        805,500  Cendant Corp.                                                                   16,585,245
        212,800  Royal Caribbean Cruises, Ltd. (Liberia)                                          9,916,480
                                                                                              -------------
                                                                                                 26,501,725

Machinery (1.0%)
-----------------------------------------------------------------------------------------------------------
        188,000  Ingersoll-Rand Co. Class A (Bermuda)                                            12,866,720

Media (0.9%)
-----------------------------------------------------------------------------------------------------------
        412,200  Fox Entertainment Group, Inc. Class A
                 (NON)                                                                           12,225,852

Medical Technology (2.0%)
-----------------------------------------------------------------------------------------------------------
        103,900  Guidant Corp.                                                                    6,921,818
        380,100  Medtronic, Inc.                                                                 19,426,911
                                                                                              -------------
                                                                                                 26,348,729

Metals (0.7%)
-----------------------------------------------------------------------------------------------------------
        289,400  Alcoa, Inc.                                                                      9,405,500

Oil & Gas (5.0%)
-----------------------------------------------------------------------------------------------------------
        126,200  Amerada Hess Corp. (S)                                                          10,185,602
        945,100  ExxonMobil Corp.                                                                46,517,822
        223,200  Marathon Oil Corp.                                                               8,506,152
                                                                                              -------------
                                                                                                 65,209,576

Pharmaceuticals (7.0%)
-----------------------------------------------------------------------------------------------------------
        302,000  Abbott Laboratories                                                             12,874,260
        370,006  Johnson & Johnson                                                               21,600,950
      1,484,900  Pfizer, Inc.                                                                    42,987,855
        336,100  Wyeth                                                                           13,326,365
                                                                                              -------------
                                                                                                 90,789,430

Photography/Imaging (1.2%)
-----------------------------------------------------------------------------------------------------------
      1,035,100  Xerox Corp. (NON) (S)                                                           15,288,427

Regional Bells (1.7%)
-----------------------------------------------------------------------------------------------------------
        552,500  Verizon Communications, Inc.                                                    21,602,750

Restaurants (1.8%)
-----------------------------------------------------------------------------------------------------------
        355,600  McDonald's Corp.                                                                10,365,740
        133,200  Starbucks Corp. (NON)                                                            7,043,616
        133,700  Yum! Brands, Inc.                                                                5,815,950
                                                                                              -------------
                                                                                                 23,225,306

Retail (6.9%)
-----------------------------------------------------------------------------------------------------------
        146,600  AutoZone, Inc. (NON)                                                            11,993,346
        369,400  Family Dollar Stores, Inc.                                                      10,915,770
        360,400  Kohl's Corp. (NON) (S)                                                          18,293,904
        572,500  Lowe's Cos., Inc.                                                               32,220,300
        282,400  Ross Stores, Inc.                                                                7,418,648
        307,800  Staples, Inc.                                                                    9,153,972
                                                                                              -------------
                                                                                                 89,995,940

Software (6.0%)
-----------------------------------------------------------------------------------------------------------
        136,200  Adobe Systems, Inc.                                                              7,631,286
      1,562,500  Microsoft Corp.                                                                 43,734,375
      2,101,400  Oracle Corp. (NON)                                                              26,603,724
                                                                                              -------------
                                                                                                 77,969,385

Technology Services (2.3%)
-----------------------------------------------------------------------------------------------------------
        351,000  Automatic Data Processing, Inc.                                                 15,229,890
        423,800  Fiserv, Inc. (NON)                                                              15,061,853
                                                                                              -------------
                                                                                                 30,291,743

Telecommunications (1.9%)
-----------------------------------------------------------------------------------------------------------
        370,500  Nextel Communications, Inc. Class A
                 (NON) (S)                                                                        9,814,545
        239,400  Sprint Corp. (FON Group)                                                         5,015,430
        376,100  Vodafone Group PLC ADR (United Kingdom)
                 (S)                                                                              9,699,619
                                                                                              -------------
                                                                                                 24,529,594

Tobacco (2.0%)
-----------------------------------------------------------------------------------------------------------
        548,400  Altria Group, Inc.                                                              26,575,464
                                                                                              -------------
                 Total Common stocks  (cost $1,273,125,052)                                  $1,295,314,383

Short-term investments (6.0%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
    $37,915,000  Interest in $403,000,000 joint tri-party
                 repurchase agreement dated October 29,
                 2004 with Goldman Sachs & Co. due
                 November 1, 2004 with respect to various
                 U.S. Government obligations -- maturity
                 value of $37,920,877 for an effective
                 yield of 1.86%(collateralized by Fannie
                 Mae securities with yields of 6.00% and
                 due dates ranging from August 1, 2034 to
                 September 1, 2034 and Freddie Mac
                 securities with yields ranging from
                 4.50% to 6.00% and due dates ranging
                 from June 1, 2024 to September 1, 2034).                                       $37,915,000
     35,272,460  Short-term investments held as
                 collateral for loaned securities with
                 yields ranging from 1.75% to 2.03% and
                 due dates ranging from November 1, 2004
                 to December 6, 2004 (d)                                                         35,260,693
      5,144,937  Putnam Prime Money Market Fund (e)                                               5,144,937
                                                                                              -------------
                 Total Short-term investments  (cost $78,320,630)                               $78,320,630
-----------------------------------------------------------------------------------------------------------
                 Total Investments (cost $1,351,445,682) (b)                                 $1,373,635,013
-----------------------------------------------------------------------------------------------------------



Forward currency contracts to buy at October 31, 2004 (Unaudited)
(aggregate face value $846)

                               Aggregate          Delivery        Unrealized
               Value          face value              date      appreciation
----------------------------------------------------------------------------
Euro            $890                $846          12/15/04               $44
----------------------------------------------------------------------------


Forward currency contracts to sell at October 31, 2004 (Unaudited) (aggregate face value $25,476,776)

                                   Aggregate      Delivery        Unrealized
                     Value        face value          date      depreciation
----------------------------------------------------------------------------
British Pound  $25,960,618       $25,476,776      12/15/04         $(483,842)
----------------------------------------------------------------------------

      NOTES

  (a) Percentages indicated are based on net assets of $1,300,259,221.

  (b) The aggregate identified cost on a tax basis is $1,362,385,638, resulting in gross unrealized appreciation and depreciation of $61,491,697 and $50,242,322 respectively, or net unrealized appreciation of $11,249,375.

(NON) Non-income-producing security.

  (S) Securities on loan, in part or in entirety, at October 31, 2004.

  (d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund's agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At October 31, 2004, the value of securities loaned amounted to $34,353,900. The fund received cash collateral of $35,260,693 which is pooled with collateral of other Putnam funds into 23 issuers of high grade short-term investments.

  (e) The fund invests in the Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $30,041 for the period ended October 31, 2004.

      ADR after the name of a foreign holding stands for American
      Depositary Receipts, representing ownership of foreign securities on deposit with a custodian bank.

      Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York
      Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets.
      The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

      Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate.

      Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

      Other investments, including restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

      Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

      Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
      The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund's portfolio.

      For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com


Item 2. Controls and Procedures:
--------------------------------

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:
Not applicable

Item 3. Exhibits:
------------------

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):            /s/ Michael T. Healy
                                     --------------------------
                                     Michael T. Healy
                                     Principal Accounting Officer
Date: December 28, 2004



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):            /s/ Charles E. Porter
                                     ---------------------------
                                     Charles E. Porter
                                     Principal Executive Officer
Date: December 28, 2004



By (Signature and Title):            /s/ Steven D. Krichmar
                                     ---------------------------
                                     Steven D. Krichmar
                                     Principal Financial Officer
Date: December 28, 2004